Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended
	Dec. 02, 2025	Nov. 30, 2025	Nov. 18, 2025	Dec. 31, 2025	Dec. 31, 2025	Jan. 31, 2026	Jan. 31, 2026	Feb. 28, 2026	Feb. 28, 2026	Mar. 31, 2026	Mar. 31, 2026
Voya Core Bond ETF
Account Value [Line Items]
Accumulated Value		$ 10,066	$ 10,000		$ 10,053	$ 10,078			$ 10,240		$ 10,058
Voya Multi-Sector Income ETF
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,033			$ 10,054	$ 10,139		$ 9,983
Voya Ultra Short Income ETF
Account Value [Line Items]
Accumulated Value		10,024	10,000		10,070	10,113			10,149		10,140
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000	10,069	10,000	$ 10,013	10,054	10,065	$ 10,024	$ 10,188	10,230	$ 10,009	10,049
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Account Value [Line Items]
Accumulated Value		$ 10,014	$ 10,000		$ 10,049	$ 10,080			$ 10,108		$ 10,140